BALANCE SHEET COMPONENTS - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Research and development	$ 3,372	$ 697
Insurance	409	424
Other prepaids	219	214
Other current assets	2,517	995
Prepaid expenses and other assets	$ 6,517	$ 2,330